Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (40)	$ (40)	$ (40)	$ 0	$ 0	$ 0
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	436		429
Short-term borrowings from buyer	(40)		(40)
Over-collateralization	$ 396		$ 389